FINANCIAL INSTRUMENT	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENT

5. FINANCIAL INSTRUMENT

The financial instrument is key management insurance policy. The fair value of the key management insurance policy is determined by reference to the surrender cash value of the insurance policy at the end of each of the reporting period, which is primarily based on the performance of the underlying investment portfolio together with the guaranteed minimum returns of 1.5% per annum. The fair value measurement of the key management insurance contract has been categorized as a Level 3 fair value based on the inputs to the valuation technique used and is positively correlated to the surrender cash value that is valued by the policy underwriter at the end of each reporting period. There is no change in both valuation approach and valuation technique. The financial instrument is pledged with a bank to secure bank loans (Note 9).

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	245	506	398
Additions	242	-	-
Change in fair value recognized in profit or loss	19	-	-
Balance at end of the year/period	506	506	398